UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc. BlackRock Large Cap Focus Growth Fund

Master Large Cap Series LLC Master Large Cap Focus Growth Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap

Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2019

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Large Cap Focus Growth Fund (Percentages shown are based on Net Assets)

Security	Value
Mutual Fund — 100.1%
Master Large Cap Focus Growth Portfolio	$842,552,555

Total Investments — 100.1% (Cost: $602,740,326)	842,552,555
Liabilities in Excess of Other Assets — (0.1)%	(731,513)

Net Assets — 100.0%	$841,821,042

BlackRock Large Cap Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Focus Growth Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $842,552,555 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of September 30, 2018, certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	Master Large Cap Focus Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.4%

Automobiles — 0.6%
Tesla, Inc. (a)(b)	20,101	$5,322,142

Banks — 1.1%
First Republic Bank	93,265	8,953,440

Beverages — 3.2%
Constellation Brands, Inc., Class A	126,600	27,297,492

Biotechnology — 2.2%
BioMarin Pharmaceutical, Inc. (a)(b)	72,239	7,005,016
Vertex Pharmaceuticals, Inc. (a)	58,234	11,224,021

		18,229,037
Capital Markets — 3.8%
CME Group, Inc.	74,123	12,616,476
E*TRADE Financial Corp. (a)	145,507	7,623,112
S&P Global, Inc.	59,984	11,720,274

		31,959,862
Construction Materials — 1.1%
Vulcan Materials Co.	84,226	9,365,931

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)	83,826	17,947,985

Equity Real Estate Investment Trusts (REITs) — 1.8%
SBA Communications Corp. (a)	92,437	14,848,155

Health Care Equipment & Supplies — 4.7%
Becton Dickinson and Co.	80,737	21,072,357
Boston Scientific Corp. (a)	481,433	18,535,171

		39,607,528
Health Care Providers & Services — 4.8%
UnitedHealth Group, Inc.	150,816	40,123,089

Hotels, Restaurants & Leisure — 1.2%
Domino’s Pizza, Inc.	34,374	10,133,455

Internet & Direct Marketing Retail — 15.5%
Amazon.com, Inc. (a)	41,102	82,327,306
Booking Holdings, Inc. (a)	11,714	23,240,576
Netflix, Inc. (a)	67,415	25,221,974

		130,789,856
Internet Software & Services — 11.3%
Alphabet, Inc., Class A (a)	33,037	39,878,302
Facebook, Inc., Class A (a)	103,030	16,944,314
MercadoLibre, Inc.	42,533	14,481,211
Tencent Holdings Ltd.	584,028	23,846,347

		95,150,174
IT Services — 9.5%
Mastercard, Inc., Class A	102,957	22,919,258
PayPal Holdings, Inc. (a)	170,955	15,016,687
Visa, Inc., Class A	281,337	42,225,870

		80,161,815
Life Sciences Tools & Services — 2.0%
Illumina, Inc. (a)	45,701	16,775,009

Security	Shares	Value
Machinery — 1.8%
Xylem, Inc.	194,775	$15,556,679

Pharmaceuticals — 1.1%
Zoetis, Inc.	102,804	9,412,734

Professional Services — 3.5%
CoStar Group, Inc. (a)(b)	43,976	18,506,860
Equifax, Inc.	84,624	11,049,356

		29,556,216
Road & Rail — 2.2%
Union Pacific Corp.	112,715	18,353,383

Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV, Registered Shares	88,024	16,550,272
NVIDIA Corp.	42,689	11,996,463
Texas Instruments, Inc.	78,646	8,437,929

		36,984,664
Software — 16.8%
Activision Blizzard, Inc.	166,758	13,872,598
Adobe Systems, Inc. (a)	69,316	18,711,854
Autodesk, Inc. (a)	89,103	13,909,869
Electronic Arts, Inc. (a)	176,960	21,321,910
Microsoft Corp.	468,902	53,628,322
salesforce.com, Inc. (a)	125,287	19,924,392

		141,368,945
Specialty Retail — 2.7%
Ulta Beauty, Inc. (a)	80,153	22,612,764

Total Common Stocks — 97.4% (Cost: $544,289,818)		820,510,355

Preferred Stocks — 0.5%
Leisure Products — 0.5%
Peloton Interactive, Inc. (Acquired 08/29/18, cost $3,834,263) (a)(c)(d)	265,527	3,834,263

Total Preferred Stocks — 0.5% (Cost: $3,834,263)		3,834,263

Total Long-Term Investments — 97.9% (Cost: $548,124,081)		824,344,618

Short-Term Securities — 3.5%
SL Liquidity Series, LLC, Money Market Series, 2.26% (e)(f)(g)	11,881,286	11,882,474

BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97% (f)(g)	17,770,445	17,770,445

Total Short-Term Securities — 3.5% (Cost: $29,654,006)		29,652,919

Total Investments — 101.4% (Cost: $577,778,087)		853,997,537
Liabilities in Excess of Other Assets — (1.4)%		(11,427,769)

Net Assets — 100.0%		$842,569,768

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,834,263, representing 0.5% of its net assets as of period end, and an original cost of $3,834,263.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Large Cap Focus Growth Portfolio

(g)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/2018	Net Activity	Shares Held at 09/30/2018	Value at 09/30/2018	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,114,629	(9,344,184)	17,770,445	$17,770,445	$86,135		$—	$—
SL Liquidity Series, LLC, Money Market Series	9,456,054	2,425,232	11,881,286	11,882,474	$27,696	(b)	(679)	(1,087)

				$29,652,919	$113,831		$(679)	$(1,087)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$796,664,008	$23,846,347	$—	$820,510,355
Preferred Stocks(a)	—	—	3,834,263	3,834,263
Short-Term Securities	17,770,445	—	—	17,770,445

Subtotal	$814,434,453	$23,846,347	$3,834,263	$842,115,063

Investments Valued at NAV(b)				11,882,474

Total Investments				$853,997,537

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 2 are included in Internet Software & Services.

(b)

As of September 30, 2018, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	November 19, 2018